Fair value measurements (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Fair value measurements [Abstract]
Gain (loss) from derivatives	$ 771,000	$ 2,507,000	$ (274,000)	$ 4,969,000
Loss from change in fair value of hedged debt	(928,000)	(2,355,000)	(323,000)	(4,643,000)
Net (increase) decrease in interest expense	(157,000)	152,000	(597,000)	326,000
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-term investment in mutual funds	2,375,000		2,375,000		2,283,000
Acquisition [Abstract]
Common stock to be issued (in shares)			193,498
Estimated fair value of stock consideration	4,300,000		4,300,000
Carrying amount of other financial instruments [Abstract]
Long-term debt - carrying value	739,966,000		739,966,000		748,122,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Carrying amount of other financial instruments [Abstract]
Cash and cash equivalents	17,626,000		17,626,000		17,383,000
Cash and cash equivalents - funds held for customers	32,687,000		32,687,000		25,471,000
Short-term debt	13,000,000		13,000,000		7,000,000
Long-term debt - carrying value	748,849,000		748,849,000		751,978,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	10,717,000		10,717,000		10,249,000
Marketable securities - corporate investments	2,110,000		2,110,000		2,029,000
Long-term investment in mutual funds	2,375,000		2,375,000		2,283,000
Derivative assets	2,634,000		2,634,000		5,456,000
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	0		0		0
Marketable securities - corporate investments	0		0		0
Long-term investment in mutual funds	2,375,000		2,375,000		2,283,000
Derivative assets	0		0		0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	10,717,000		10,717,000		10,249,000
Marketable securities - corporate investments	2,110,000		2,110,000		2,029,000
Long-term investment in mutual funds	0		0		0
Derivative assets	2,634,000		2,634,000		5,456,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities - funds held for customers	0		0		0
Marketable securities - corporate investments	0		0		0
Long-term investment in mutual funds	0		0		0
Derivative assets	0		0		0
Customer Lists [Member]
Acquisition [Abstract]
Fair value of intangible assets acquired	9,300,000		9,300,000
Useful life (in years)			9
Amortization method			accelerated method
Trade Names [Member]
Acquisition [Abstract]
Fair value of intangible assets acquired	2,200,000		2,200,000
Useful life (in years)			8
Amortization method			straight-line basis
Long-term investments [Member]
Recurring fair value measurements [Abstract]
Net unrealized gain on the investment in mutual funds	100,000		200,000
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Carrying amount of other financial instruments [Abstract]
Cash and cash equivalents	17,626,000		17,626,000		17,383,000
Cash and cash equivalents - funds held for customers	32,687,000		32,687,000		25,471,000
Short-term debt	13,000,000		13,000,000		7,000,000
Long-term debt - carrying value	$ 739,966,000		$ 739,966,000		$ 748,122,000